Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Derivative financial instruments [abstract]
Details of derivative financial instruments
	As at 31 December
	2018	2017
Derivative financial assets
－Hedging instruments for cash flow hedge (fuel swap contracts)	25,629	330,966
－Hedging instruments for cash flow hedge (exchange forward contracts)	9,062	-
－Financial instruments at fair value through profit or loss (fuel swap contracts)	-	2,726
－Financial instruments at fair value through profit or loss (exchange forward swap contracts)	14	-

Total	34,705	333,692

Less: non-current portion
－Hedging instruments for cash flow hedge (fuel swap contracts)	2,543	75,328
－Hedging instruments for cash flow hedge (exchange forward contracts)	3,427	-

Total non-current portion	5,970	75,328

Current portion	28,735	258,364

Derivative financial liabilities
－Hedging instruments for cash flow hedge (fuel swap contracts)	357,088	11,794
－Hedging instruments for cash flow hedge (exchange forward contracts)	21,335	68,102
－Hedging instruments for cash flow hedge (interest rate swap contracts)	149,117	130,643
－Financial instruments at fair value through profit or loss (fuel swap contracts)	17,705	125
－Financial instruments at fair value through profit or loss (exchange forward swap contracts)	47	-

Total	545,292	210,664

Less: non-current portion
－Hedging instruments for cash flow hedge (fuel swap contracts)	78,587	2,026
－Hedging instruments for cash flow hedge (exchange forward contracts)	4,384	21,745
－Hedging instruments for cash flow hedge (interest rate swap contracts)	144,999	124,715
－Financial instruments at fair value through profit or loss (fuel swap contracts)	3,338	-

Total non-current portion	231,308	148,486

Total current portion	313,984	62,178

Analysis of contractual cash inflows/ (outflows) of major derivative financial instruments
	Cash flows
	Carrying amounts	Contractual cash flows	Within 1 year	Between 1 and 5 years	After 5 years

As at 31 December 2018
Derivative financial assets
Fuel derivatives used for hedging (net settlement)	25,629	25,629	23,086	2,543	-

Forward exchange contracts used for hedging
- inflows		744,936	534,355	210,581	-
- outflows		(730,691)	(526,988)	(203,703)	-
	9,062	14,245	7,367	6,878	-

Forward exchange contracts that do not qualify as hedges (net settlement)	14	12	12	-	-

Derivative financial liabilities
Fuel derivatives used for hedging (net settlement)	357,088	(357,088)	(278,501)	(78,587)	-

Forward exchange contracts used for hedging
- inflows		2,425,238	2,059,061	366,177	-
- outflows		(2,433,994)	(2,069,218)	(364,776)	-
	21,335	(8,756)	(10,157)	1,401	-
Net-settled interest rate swaps used for hedging
- net cash inflows/(outflows)	149,117	(151,975)	(37,769)	(47,562)	(66,644)

Fuel derivatives that do not qualify as hedges (net settlement)	17,705	(17,705)	(14,366)	(3,339)	-

Forward exchange contracts that do not qualify as hedges (net settlement)	47	(32)	(32)	-	-

	Cash flows
	Carrying amounts	Contractual cash flows	Within 1 year	Between 1 and 5 years	After 5 years

As at 31 December 2017
Derivative financial assets
Fuel derivatives used for hedging (net settlement)	330,966	330,966	255,638	75,328	-

Fuel derivatives that do not qualify as hedges (net settlement)	2,726	2,726	2,726	-	-

Derivative financial liabilities
Fuel derivatives used for hedging (net settlement)	11,794	(11,794)	(9,768)	(2,026)	-

Forward exchange contracts used for hedging
- inflows		2,509,363	2,041,812	467,551	-
- outflows		(2,568,034)	(2,083,441)	(484,593)	-
	68,102	(58,671)	(41,629)	(17,042)	-
Net-settled interest rate swaps used for hedging
- net cash inflows/(outflows)	130,643	(154,367)	(82,533)	(71,834)	-

Fuel derivatives that do not qualify as hedges (net settlement)	125	(125)	(125)	-	-